LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related Party [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Long-term borrowing from a Founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	$ 1,235,666	¥ 8,610,116	¥ 8,977,001
Less: current portion	(116,724)	(813,334)	(780,797)
Total long-term borrowings due to related party	$ 1,118,942	¥ 7,796,782	¥ 8,196,204